Leases (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 01, 2019	Jun. 07, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 22, 2020
Leases (Details) [Line Items]
Operating lease, description	The term of the lease ran until April 26, 2023.	On June 7, 2016, the Company entered into a lease agreement with Jericho Executive Center LLC for office space at 30 Jericho Executive Plaza in Jericho, New York, which commenced on September 1, 2016 and runs through November 30, 2021.
Rent payments per month	$ 33,492	$ 6,666
Operating lease right-of-use asset			$ 100,000		$ 100,000
Operating lease liabilities			100,000		100,000
Rent expenses			24,768	$ 61,895	206,347	$ 394,636
Rent payments per month		$ 5,900
Security deposit amount	$ 133,968						$ 133,968
Gain on lease cancellation			$ 506,500		141,001
Sublease income					$ 36,095
Lease Agreements [Member]
Leases (Details) [Line Items]
Operating lease, description	The term of the sublease ran until April 26, 2023.
Rent payments per month	$ 11,164